Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	£ 2,900	£ 3,009
Impairment charge	12	65
Ending balance	2,742	2,900
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,801	4,888
Exchange differences	(163)	(143)
Disposals	(140)	(169)
Acquisition through business combination		41
Transfer from property, plant and equipment	9	7
Transfer to intangible assets – pre-publication	5	(28)
Movement in held for sale		67
Ending balance	4,593	4,801
Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	80	137
Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	1	1
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,901)	(1,879)
Exchange differences	102	68
Charge for the year	(180)	(201)
Impairment charge	(12)	(65)
Disposals	140	163
Transfer from property, plant and equipment		(3)
Transfer to intangible assets – pre-publication		16
Ending balance	(1,851)	(1,901)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,139	2,111
Ending balance	2,094	2,139
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,139	2,111
Exchange differences	(45)	(57)
Acquisition through business combination		18
Transfer to intangible assets – pre-publication
Movement in held for sale		67
Ending balance	2,094	2,139
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	451	447
Ending balance	428	451
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,039	959
Exchange differences	(24)	(22)
Disposals	(6)	(15)
Transfer from property, plant and equipment	9	7
Transfer to intangible assets – pre-publication	5	(28)
Ending balance	1,104	1,039
Software [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	80	137
Software [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	1	1
Software [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(588)	(512)
Exchange differences	18	16
Charge for the year	(112)	(115)
Disposals	6	10
Transfer from property, plant and equipment		(3)
Transfer to intangible assets – pre-publication		16
Ending balance	(676)	(588)
Acquired customer lists, contracts and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	205	263
Ending balance	157	205
Acquired customer lists, contracts and relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	793	910
Exchange differences	(25)	(29)
Disposals	(17)	(88)
Ending balance	751	793
Acquired customer lists, contracts and relationships [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(588)	(647)
Exchange differences	23	22
Charge for the year	(44)	(51)
Impairment charge	(2)
Disposals	17	88
Ending balance	(594)	(588)
Acquired trademarks and brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	60	86
Ending balance	40	60
Acquired trademarks and brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	238	267
Exchange differences	(19)	(10)
Disposals	(21)	(19)
Transfer to intangible assets – pre-publication
Ending balance	198	238
Acquired trademarks and brands [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(178)	(181)
Exchange differences	13	7
Charge for the year	(14)	(11)
Impairment charge		(12)
Disposals	21	19
Ending balance	(158)	(178)
Acquired publishing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3	6
Ending balance	2	3
Acquired publishing rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	179	184
Exchange differences	(2)	(5)
Impairment charge	(80)
Ending balance	97	179
Acquired publishing rights [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(176)	(178)
Exchange differences	2	4
Charge for the year	(2)	(2)
Disposals	81
Ending balance	(95)	(176)
Other intangibles acquired [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	42	96
Ending balance	21	42
Other intangibles acquired [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	413	457
Exchange differences	(48)	(20)
Disposals	(16)	(47)
Acquisition through business combination		23
Ending balance	349	413
Other intangibles acquired [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(371)	(361)
Exchange differences	46	19
Charge for the year	(8)	(22)
Impairment charge	(10)	(53)
Disposals	15	46
Ending balance	£ (328)	£ (371)